Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 9,856	$ 1,944
Restricted deposit for put option	12,331
Accounts receivable	1,996	1,975
Inventory		50
Income tax receivable	3	162
Other receivables	172	2,351
Total Current Assets	24,358	6,482
NON-CURRENT ASSETS:
Restricted deposit for put option		12,143
Property and equipment, net	1,016	1,388
Total Non-Current Assets	1,016	13,531
Total Assets	25,374	20,013
CURRENT LIABILITIES:
Accrued payroll and other compensation related accruals	188	135
Trade payables, accrued expenses and other accounts payable	3,910	4,056
Put option liability	12,331
Accrued expenses and accounts payable with respect to Projects	2,739	2,541
Progress payments in excess of accumulated costs with respect to projects	2,490	306
Total Current Liabilities	21,658	7,038
NON-CURRENT LIABILITIES:
Put option liability		12,143
Accrued severance pay	167	241
Total Non-Current Liabilities	167	12,384
Total Liabilities	21,825	19,422
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares $0.001 par value, 100,000,000 and 20,000,000 shares authorized, 6,304,677 and 2,576,415 shares issued and outstanding as of December 31, 2018 and 2017, respectively	6	3
Preferred shares $0.0001 par value, 5,000,000 shares authorized, no shares issued and outstanding at December 31, 2018 and 2017
Additional paid-in-capital	31,704	18,560
Accumulated deficit	(28,161)	(17,972)
Total Shareholders' Equity	3,549	591
Total Liabilities and Shareholders' Equity	$ 25,374	$ 20,013